Supplementary Oil And Gas Information (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	$ 524	$ 1,371	$ 750
Property acquisitions, unproved	0	26	15
Exploration	45	12	37
Development	4,766	4,557	2,536
Costs incurred	5,335	5,966	3,338
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	524	1,371	750
Property acquisitions, unproved	0	26	15
Exploration	40	4	22
Development	4,387	4,301	2,338
Costs incurred	4,951	5,702	3,125
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	0	0	0
Exploration	0	0	0
Development	304	208	104
Costs incurred	304	208	104
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Property acquisitions, proved	0	0	0
Property acquisitions, unproved	0	0	0
Exploration	5	8	15
Development	75	48	94
Costs incurred	$ 80	$ 56	$ 109